INTANGIBLE ASSETS INCLUDING GOODWILL - Intangible Assets Activity (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Impairment of intangible assets					$ 0.0	$ 0.0
Net carrying amount of intangible assets increased	$ 9.0	$ 108.0			(24.0)
Amortization of intangible assets	14.0	7.0	$ 10.0	$ 7.0	37.0	$ 29.0	$ 29.0
Intangible asset amortization expense	$ 14.0	$ 7.0	$ 9.0	$ 7.0
Retirement of fully amortized intangible assets					$ 7.0